Notes payable by contractual maturities - Popular Inc. (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Line Items]
Notes Payable	$ 1,711,828	$ 1,584,754
Parent Company [Member]
Debt Disclosure [Line Items]
Notes Payable	740,812	822,351
Long-term Debt [Member]
Debt Disclosure [Line Items]
Debt With No Stated Maturity	0
Long-term Debt [Member] | Parent Company [Member]
Debt Disclosure [Line Items]
2015	0
2016	0
2017	0
2018	0
2019	450,000
Later years	290,812
Debt With No Stated Maturity	0
Notes Payable	$ 740,812